COMMITMENTS AND CONTINGENCIES - LONG-TERM PURCHASE COMMITMENT (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		$ 67
Contractual Commitments, Payments Due In Two Years		46
Contractual Commitments, Payments Due In Three Years		12
Contractual Commitments, Payments Due In Four Years		17
Contractual Commitments, Payments Due In Five Years		5
Unrecorded Unconditional Purchase Obligation, Due after Five Years		10
Long-term Purchase Commitment, Amount		$ 157
Contractual Commitment Number of Years		30
Proceeds From Long Term Transmission Agreement		$ 85
Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	[1]	358
Contractual Commitments, Payments Due In Two Years	[1]	345
Contractual Commitments, Payments Due In Three Years	[1]	302
Contractual Commitments, Payments Due In Four Years	[1]	155
Contractual Commitments, Payments Due In Five Years	[1]	51
Unrecorded Unconditional Purchase Obligation, Due after Five Years	[1]	199
Contractual Commitments, Payments Due, Total	[1]	1,410
Long-term Purchase Commitment, Payments In Period		1,200	$ 1,984	$ 1,680
Natural Gas Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		127
Contractual Commitments, Payments Due In Two Years		115
Contractual Commitments, Payments Due In Three Years		93
Contractual Commitments, Payments Due In Four Years		49
Contractual Commitments, Payments Due In Five Years		24
Unrecorded Unconditional Purchase Obligation, Due after Five Years		105
Contractual Commitments, Payments Due, Total		513
Long-term Purchase Commitment, Payments In Period		975	1,735	1,464
Natural Gas Transportation Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		258
Contractual Commitments, Payments Due In Two Years		243
Contractual Commitments, Payments Due In Three Years		217
Contractual Commitments, Payments Due In Four Years		150
Contractual Commitments, Payments Due In Five Years		46
Unrecorded Unconditional Purchase Obligation, Due after Five Years		186
Contractual Commitments, Payments Due, Total		1,100
Natural Gas Transportation Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		127
Contractual Commitments, Payments Due In Two Years		114
Contractual Commitments, Payments Due In Three Years		92
Contractual Commitments, Payments Due In Four Years		48
Contractual Commitments, Payments Due In Five Years		23
Unrecorded Unconditional Purchase Obligation, Due after Five Years		105
Contractual Commitments, Payments Due, Total		509
Natural Gas Supply Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	[1]	100
Contractual Commitments, Payments Due In Two Years	[1]	102
Contractual Commitments, Payments Due In Three Years	[1]	85
Contractual Commitments, Payments Due In Four Years	[1]	5
Contractual Commitments, Payments Due In Five Years	[1]	5
Unrecorded Unconditional Purchase Obligation, Due after Five Years	[1]	13
Contractual Commitments, Payments Due, Total	[1]	310
Natural Gas Supply Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		0
Contractual Commitments, Payments Due In Two Years		1
Contractual Commitments, Payments Due In Three Years		1
Contractual Commitments, Payments Due In Four Years		1
Contractual Commitments, Payments Due In Five Years		1
Unrecorded Unconditional Purchase Obligation, Due after Five Years		0
Contractual Commitments, Payments Due, Total		4
Purchased Power Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		741
Contractual Commitments, Payments Due In Two Years		726
Contractual Commitments, Payments Due In Three Years		781
Contractual Commitments, Payments Due In Four Years		776
Contractual Commitments, Payments Due In Five Years		720
Unrecorded Unconditional Purchase Obligation, Due after Five Years		7,169
Contractual Commitments, Payments Due, Total	[2]	10,913
Long-term Purchase Commitment, Payments In Period		1,573	1,574	1,377
Purchased Power Contracts [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		521
Contractual Commitments, Payments Due In Two Years		504
Contractual Commitments, Payments Due In Three Years		502
Contractual Commitments, Payments Due In Four Years		493
Contractual Commitments, Payments Due In Five Years		430
Unrecorded Unconditional Purchase Obligation, Due after Five Years		6,071
Contractual Commitments, Payments Due, Total	[2]	8,521
Long-term Purchase Commitment, Payments In Period	[3]	$ 715	$ 710	$ 570
Sunrise Powerlink Construction [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitment Annual Escalation Percentage		2.00%
Contractual Commitment Number of Years		54
Contractual Commitment Future Annual Payment Amount		$ 3
Contractual Commitment Present Value Future Payments, Regulatory Asset		117
Contractual Commitment Future Payments, Liability		117
Liquefied Natural Gas Contracts [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		330
Contractual Commitments, Payments Due In Two Years		432
Contractual Commitments, Payments Due In Three Years		456
Contractual Commitments, Payments Due In Four Years		487
Contractual Commitments, Payments Due In Five Years		534
Unrecorded Unconditional Purchase Obligation, Due after Five Years		5,524
Contractual Commitments, Payments Due, Total		7,763
Nuclear Plant Maintenance [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount		18
Infrastructure Construction And Improvements [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		1,200
Contractual Commitments, Payments Due In Two Years		53
Contractual Commitments, Payments Due In Three Years		12
Contractual Commitments, Payments Due In Four Years		17
Contractual Commitments, Payments Due In Five Years		5
Unrecorded Unconditional Purchase Obligation, Due after Five Years		10
Long-term Purchase Commitment, Amount		1,300
Infrastructure Construction And Improvements [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount		78
Infrastructure Construction And Improvements [Member] | Southern California Gas Company [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		11
Contractual Commitments, Payments Due In Two Years		7
Contractual Commitments, Payments Due, Total		$ 18
Long-term Contracts [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage		38.00%
Other Owned Generation [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage		56.00%
Spot Market Purchases [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage		6.00%
Renewable Energy Contracts Expiring Through 2041 [Member] | San Diego Gas and Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage		33.00%
Sempra Renewables Construction [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		$ 754
Contractual Commitments, Payments Due, Total		754
Sempra Rockies Marketing [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		13
Contractual Commitments, Payments Due In Two Years		14
Contractual Commitments, Payments Due In Three Years		34
Contractual Commitments, Payments Due In Four Years		67
Sempra Natural Gas Construction [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		56
Contractual Commitments, Payments Due, Total		56
San Luis Rey Synchronous Condensor And Bay Boulevard Substation [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Payments In Period		61
Sonora Pipeline [Member] | Sempra Mexico Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current		264
Contractual Commitments, Payments Due, Total		$ 264

[1]	Excludes amounts related to LNG purchase agreements discussed below.
[2]	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.
[3]	Excludes DWR-allocated contracts. Under an operating agreement with the DWR that expired at the end of 2013, SDG&E acted as a limited agent on behalf of the DWR in the administration of energy contracts, including natural gas procurement functions under the DWR contracts allocated to SDG&E's customers. The commodity costs associated with these contracts are not included in SDG&E's or Sempra Energy's Consolidated Statements of Operations.